Acquisitions and Divestitures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of unaudited pro forma information
Year ended December 31, 2012
(in millions)
Operating Revenues	$1,659
Net Income	143

Summary of operating results and financial position data of discontinued operations
Summarized operating results of our discontinued operations were as follows:

Quarter ended March 31, 2014
(in millions)
Operating revenues	$31

Operating expenses
Transportation costs	3
Lease operating expense	13
Depreciation, depletion and amortization	6
Impairment charges(1)	3
Other expense	5
Total operating expenses	30

Gain on sale of assets	13
Other income	3
Income from discontinued operations before income taxes	17
Income tax expense	—
Income from discontinued operations, net of tax	$17

(1)	During the quarter ended March 31, 2014, we recorded $3 million in impairment charges related to the sale of our Brazilian operations.

	Successor			Predecessor
	Year ended December 31, 2014	Year ended December 31, 2013	March 23 (inception) to December 31, 2012	January 1 to May 24, 2012
			(in millions)
Operating revenues	$82	$361	$309	$46

Operating expenses
Natural gas purchases	—	19	23	—
Transportation costs	5	25	25	—
Lease operating expense	31	92	74	16
Depreciation, depletion and amortization	8	81	80	12
Impairment and ceiling test charges(1)	18	44	—	—
Other expense	17	53	58	20
Total operating expenses	79	314	260	48

Gain on sale of assets	2	468	—	—
Other income (expense)	4	(2)	3	(5)
Income (loss) from discontinued operations before income taxes	9	513	52	(7)
Income tax expense	2	6	2	2
Income (loss) from discontinued operations, net of tax	$7	$507	$50	$(9)

(1)

During the year ended December 31, 2014, we recorded $18 million in impairment charges to impair earnings subsequent to entering into a Quota Purchase Agreement to sell our Brazil operations.  During the year ended December 31, 2013, we recorded $44 million in impairment charges ($34 million to impair earnings subsequent to entering into the Quota Purchase Agreement and $10 million based on a comparison of the fair value of our Brazil operations to its underlying carrying value).

December 31, 2013
(in millions)
Assets of discontinued operations
Current assets	$37
Property, plant and equipment, net	246
Other non-current assets	10
Total assets of discontinued operations	$293
Liabilities of discontinued operations
Accounts payable	$50
Other current liabilities	10
Asset retirement obligations	60
Other non-current liabilities	5
Total liabilities of discontinued operations	$125